Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 446,587,449	$ 385,063,442
KB Home Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	14,494,073	18,076,332
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	443,480,107	381,832,568
Level 1 | Participant-directed brokerage account investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	18,561,437	12,502,903
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	396,314,914	338,033,293
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	14,109,683	13,220,040
Level 1 | KB Home Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	14,494,073	18,076,332
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 3,107,342	$ 3,230,874